Subsequent Events (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended						4 Months Ended	12 Months Ended	15 Months Ended
	Feb. 19, 2025 $ / shares	Feb. 28, 2023 shares $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 $ / shares	Jan. 31, 2025 USD ($)
Subsequent Event [Line Items]
Cash dividends declared (in USD per share)				$ 0.02	$ 0.10	$ 0.10	$ 0.05	$ 0.05			$ 0.32
Conversion price (in dollars per share)				7.0249				$ 7.2971		$ 7.0249	7.0249
$250m Convertible Bonds (3)
Subsequent Event [Line Items]
Conversion price (in dollars per share)		$ 7.3471		$ 7.02490						$ 7.02490	$ 7.02490
Conversion of bonds into shares (in shares) | shares		34,027,031								34,078,777
Subsequent event
Subsequent Event [Line Items]
Cash dividends declared (in USD per share)	$ 0.02
Subsequent event | $250m Convertible Bonds (3)
Subsequent Event [Line Items]
Conversion price (in dollars per share)			$ 6.9376						$ 6.9376
Conversion of bonds into shares (in shares) | shares									34,507,611
Subsequent event | Forecast
Subsequent Event [Line Items]
Trade receivables, net | $												$ 125.0
Cash dividends declared (in USD per share)			$ 0.02